INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES	9 Months Ended
Sep. 30, 2019
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES	INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES
A summary of investments in unconsolidated subsidiaries and affiliates as of September 30, 2019 and December 31, 2018 is as follows:

	September 30, 2019	December 31, 2018
	(in millions)
Equity method	$501	$523
Cost method	134	3
Total	$635	$526

During the three months ended September 30, 2019, CNH Industrial announced a strategic and exclusive Heavy-Duty Truck partnership with Nikola Corporation, a U.S. based leader in fuel cell truck technology. In this context, CNH Industrial made an initial subscription to Nikola's share capital (approximately 2.5% shareholding) through a cash contribution of $50 million and an in-kind contribution of $50 million, granting Nikola access to certain Iveco technology (reported as revenue). The investment in Nikola is accounted for using the cost method and is expected, in coming quarters, to grow to reflect an additional $150 million of contributions ($50 million of cash and $100 million in services).